UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: August 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

August 31, 2010

Semi-Annual Repor t

Western Asset

Global High Yield

Bond Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Global High Yield Bond Portfolio

Fund objective

The Fund seeks to maximize total return.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global High Yield Bond Portfolio for the six-month reporting period ended August 31, 2010. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 24, 2010

Western Asset Global High Yield Bond Portfolio	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand over the six months ended August 31, 2010, several economic data points weakened toward the end of the reporting period. This, in combination with sovereign debt woes in Europe, impacted investor sentiment and had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the economy continued to expand during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% and 1.7% during the first and second quarters of 2010, respectively.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Starting with August, the manufacturing sector has expanded thirteen consecutive months. After reaching a six-year peak of 60.4 in April 2010, PMI data indicated somewhat more modest growth from May through July. However, the manufacturing sector then expanded at a faster pace in August, as its 56.3 reading during the month was better than July’s 55.5.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that number, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, July and August, more than 475,000 of these temporary positions were eliminated. This offset private sector growth and resulted in a net loss of 175,000, 54,000 and 54,000 jobs in June, July and August, respectively. The unemployment rate also rose in August to 9.6%, versus 9.5% in July.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2%, 7.1% and 27% in May, June and July, respectively. Sales then rose 7.6% in August and the inventory of unsold homes was an 11.6 month supply at the current sales level, versus a 12.5 month supply in July. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 0.6% in July. This marked the fourth straight monthly increase following six consecutive months of declining prices.

Outside of the U.S., economic news was dominated by the sovereign debt crisis in Europe. In May, the European Union and International Monetary Fund (“IMF”) announced a €750 billion ($955 billion) plan to aid fiscally troubled Eurozone countries. Despite this, investors were skeptical that the bailout plan would be sufficient to stem the contagion of the debt crisis to other peripheral European countries. Given the economic strains in the Eurozone, the IMF projects that growth in the region will be a modest 1.0% in 2010. Expectations for Japan’s economy are better but still relatively tepid, as the IMF’s forecast for the country’s economy is a 2.4% expansion in 2010. In contrast, many emerging market countries are experiencing strong economic growth. The IMF projects that China’s economy will expand 10.5% in 2010 and India’s economy will grow 9.4% during the year.

Financial market overview

During the first seven weeks of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by the fixed-income spread sectors (non-Treasuries). However, the market experienced a sharp sell-off in late April and in May, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities. Demand for riskier assets then resumed in June and July, before another “flight to quality” occurred in August.

Given certain pockets of weakness in the economy, the Federal Reserve Board (“Fed”)iv remained cautious throughout the reporting period. At its meeting in September 2010 (after the reporting period

IV	Western Asset Global High Yield Bond Portfolio

Investment commentary (cont’d)

ended), the Fed said that “the pace of recovery in output and employment has slowed in recent months. . . . The Committee will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition, due to signs that economic growth was moderating toward the end of the reporting period, the Fed took further actions to spur the economy. At its August 10th meeting, the Fed announced that it would begin to use the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities. This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

As a result of the economic challenges in the Eurozone, the European Central Bank (“ECB”) kept interest rates at 1.0% during the reporting period. The ECB has kept rates at this historic low since the middle of 2009. Similar stances were taken by the Bank of England and the Bank of Japan, keeping rates at 0.5% and 0.1%, respectively, during the six months ended August 31, 2010. In contrast, a number of emerging market countries, including China, India and Brazil, raised interest rates during 2010 in an effort to tame inflation.

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector outperformed equal-durationvi Treasuries during the majority of the first two months of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. However, robust investor appetite was replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June and July, as investor demand for these securities again increased. However, there was another bout of risk aversion in August, given fears that the economy may slip back into a recession.

Both short- and long-term U.S. Treasury yields fluctuated during the period, but generally moved lower. When the period began, two- and ten-year Treasury yields were 0.81% and 3.61%, respectively. On April 5, 2010, two- and ten-year Treasury yields peaked at 1.18% and 4.01%, respectively. Subsequent to hitting their highs for the period, yields largely declined during the remainder of the reporting period. When the period ended on August 31, 2010, two- and ten-year Treasury yields were 0.47% and 2.47%, respectively — their lows for the reporting period. For the six months ended August 31, 2010, the Barclays Capital U.S. Aggregate Indexvii returned 5.81%, and the Barclays Capital Global Aggregate Index (Hedged)viii returned 5.01%.

The U.S. high-yield bond market was able to produce strong results during the reporting period. The asset class posted positive returns during each month except for May 2010 when risk aversion reached extremely elevated levels. The high-yield market was supported by better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexix returned 6.62% for the six months ended August 31, 2010.

Emerging market debt prices rallied over the reporting period, also posting positive returns each month during the period except for May 2010. This impressive performance was triggered by strong economic growth in many emerging market countries, solid domestic demand and generally robust investor demand for the asset class. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)x returned 10.29% over the six months ended August 31, 2010.

Performance review

For the six months ended August 31, 2010, Class I shares of Western Asset Global High Yield Bond Portfolio returned 6.52%. The Fund’s unmanaged benchmark, the Barclays Capital Global High Yield Index (Hedged)xi, returned 7.77% for the same period. The Lipper High Current Yield Funds Category Average1 returned 5.93% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 486 funds in the Fund’s Lipper category.

Western Asset Global High Yield Bond Portfolio	V

Performance Snapshot as of August 31, 2010 (unaudited)
6 months
Western Asset Global High Yield Bond Portfolio:
Class I	6.52%
Barclays Capital Global High Yield Index (Hedged)	7.77%
Lipper High Current Yield Funds Category Average	5.93%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements, expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yield for the period ended August 31, 2010 for Class I shares was 7.19%. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yield for Class I shares would have been 7.05%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated June 28, 2010, the gross total operating expense ratio for Class I shares was 0.91%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets will not exceed

0.70% for Class I shares. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 30, 2010

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

viii	The Barclays Capital Global Aggregate Index (Hedged) is an index comprised of several other Barclays Capital indices that measure fixed-income performance of regions around the world.

ix

The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[x]

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xi

The Barclays Capital Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2010 and February 28, 2010 and does not include derivatives such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, on purchase payments; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2010 and held for the six months ended August 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	6.52%	$1,000.00	$1,065.20	0.70%	$3.64	Class I	5.00%	$1,000.00	$1,021.68	0.70%	$3.57

[1]	For the six months ended August 31, 2010.

[2]

Assumes the reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to Class I’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2010

Western Asset Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 83.7%
Consumer Discretionary — 19.6%
Auto Components — 0.7%
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	80,000		$82,200	(a)
Europcar Groupe SA, Senior Subordinated Notes	8.125%	5/15/14	243,000	EUR	301,783	(a)
Tenneco Inc., Senior Notes	7.750%	8/15/18	60,000		61,500	(a)
Total Auto Components					445,483
Automobiles — 0.5%
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	100,000		105,023
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	400,000		130,000	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	280,000		88,200	(b)
Total Automobiles					323,223
Diversified Consumer Services — 1.2%
Realogy Corp., Senior Notes	10.500%	4/15/14	645,000		528,900
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	245,000		259,087	(a)
Total Diversified Consumer Services					787,987
Hotels, Restaurants & Leisure — 6.3%
CCM Merger Inc., Notes	8.000%	8/1/13	210,000		192,150	(a)
CKE Restaurants Inc., Senior Secured Notes	11.375%	7/15/18	90,000		88,200	(a)
Codere Finance Luxembourg SA, Senior Notes	8.250%	6/15/15	73,000	EUR	87,884	(a)
Codere Finance Luxembourg SA, Senior Secured Notes	8.250%	6/15/15	160,000	EUR	194,143	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	160,000		153,600	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	335,000		243,294
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	30,000		30,188
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	350,000		228,375
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	169,000		132,243
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	100,000		107,500
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	390,000		172,575	(b)(c)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	60,000		55,050	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	100,000		104,250
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	76,000	GBP	97,580	(d)
MGM MIRAGE Inc., Senior Notes	8.500%	9/15/10	10,000		10,025
MGM MIRAGE Inc., Senior Notes	6.750%	9/1/12	310,000		285,975
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	10,000		8,775
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	10,000		10,950
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	135,000		151,537
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	40,000		31,400
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	190,000		176,700	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	260,000		201,500
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	210,000		233,100
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	140,000		147,350
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	30,000		29,175
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	20,000		19,400	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	230,000		150,650
Snoqualmie Entertainment Authority, Senior Secured Notes	4.428%	2/1/14	35,000		29,050	(a)(d)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	60,000		53,100	(a)

See Notes to Financial Statements.

4	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Western Asset Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Station Casinos Inc., Senior Notes	6.000%	4/1/12	160,000		$416	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.500%	2/1/14	200,000		200	(b)(c)
Thomas Cook Group PLC, Senior Notes	7.750%	6/22/17	88,000	GBP	127,656
Wyndham Worldwide Corp., Senior Notes	9.875%	5/1/14	170,000		196,545
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Secured Notes	7.750%	8/15/20	240,000		243,600	(a)
Total Hotels, Restaurants & Leisure					3,994,136
Household Durables — 0.6%
American Greetings Corp., Senior Notes	7.375%	6/1/16	60,000		58,650
American Greetings Corp., Senior Notes	7.375%	6/1/16	20,000		18,800
DFS Furniture Holdings PLC, Senior Secured Notes	9.750%	7/15/17	129,000	GBP	186,465	(a)
Jarden Corp., Senior Subordinated Notes	7.500%	1/15/20	103,000	EUR	128,243
Total Household Durables					392,158
Internet & Catalog Retail — 1.2%
Netflix Inc., Senior Notes	8.500%	11/15/17	510,000		558,450
QVC Inc., Senior Secured Notes	7.375%	10/15/20	180,000		183,600	(a)
Total Internet & Catalog Retail					742,050
Leisure Equipment & Products — 0.7%
Carlson Wagonlit BV, Senior Notes	6.649%	5/1/15	205,000	EUR	235,756	(a)(d)
Cirsa Capital Luxembourg, Senior Notes	7.875%	7/15/12	105,000	EUR	136,055	(a)
Cirsa Funding Luxembourg SA, Senior Notes	8.750%	5/15/18	80,000	EUR	96,311	(a)
Total Leisure Equipment & Products					468,122
Media — 5.2%
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	330,000		348,975
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	80,000		85,800
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	600,000		624,000	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	70,000		74,025	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	200,000		193,000	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	210,000		236,250	(a)
CMP Susquehanna Corp.	3.531%	5/15/14	8,000		5,600	(a)(d)(e)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	210,000		219,975
ITV PLC, Notes	7.375%	1/5/17	70,000	GBP	109,513
ITV PLC, Senior Notes	10.000%	6/30/14	63,000	EUR	92,335
Kabel Deutschland GmbH, Senior Notes	10.750%	7/1/14	150,000	EUR	199,592
Lighthouse International Co. SA, Senior Secured Notes	8.000%	4/30/14	100,000	EUR	76,035	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	100,000		113,625	(a)
Nielsen Finance LLC / Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	280,000		278,950
Regal Entertainment Group, Senior Notes	9.125%	8/15/18	60,000		61,800
Seat Pagine Gialle SpA, Senior Secured Notes	10.500%	1/31/17	110,000	EUR	132,428	(a)
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	70,000		76,213	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	50,000		52,313	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	95,000		102,006
Ziggo Bond Co. BV, Senior Notes	8.000%	5/15/18	200,000	EUR	257,885	(a)
Total Media					3,340,320

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	5

Western Asset Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Multiline Retail — 0.8%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	10,000		$10,175	(f)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	275,000		251,625
Parkson Retail Group Ltd., Senior Bonds	7.875%	11/14/11	200,000		209,068
Total Multiline Retail					470,868
Specialty Retail — 1.6%
American Greetings Corp., Senior Notes	7.375%	6/1/16	250,000		254,375
Edcon Proprietary Ltd., Senior Notes	3.969%	6/15/14	342,000	EUR	329,384	(a)(d)
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	110,000		118,525
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	330,000		311,850
Total Specialty Retail					1,014,134
Textiles, Apparel & Luxury Goods — 0.8%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	365,000		408,800
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	110,000		113,850
Total Textiles, Apparel & Luxury Goods					522,650
Total Consumer Discretionary					12,501,131
Consumer Staples — 1.7%
Beverages — 0.2%
Cott Beverages USA Inc., Senior Notes	8.125%	9/1/18	80,000		82,500	(a)
Food Products — 0.9%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	150,000		159,000	(a)
Campofrio Food Group SA, Senior Notes	8.250%	10/31/16	180,000	EUR	232,669	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	80,000		85,200
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	90,000		100,913	(a)
Total Food Products					577,782
Household Products — 0.2%
Spectrum Brands Holdings Inc., Senior Secured Notes	9.500%	6/15/18	130,000		136,988	(a)
Tobacco — 0.4%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	260,000		273,650
Total Consumer Staples					1,070,920
Energy — 10.6%
Energy Equipment & Services — 1.1%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	160,000		175,200
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	40,000		40,700
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	150,000		146,250
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	105,000		96,075	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	70,000		72,625
Parker Drilling Co., Senior Notes	9.125%	4/1/18	130,000		130,650	(a)
Transocean Inc., Senior Notes	6.625%	4/15/11	50,000		50,009
Total Energy Equipment & Services					711,509
Oil, Gas & Consumable Fuels — 9.5%
Adaro Indonesia PT, Notes	7.625%	10/22/19	110,000		117,975	(a)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	595,000		577,150
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	80,000		84,000
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	340,000		342,975
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	105,000		111,300
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	150,000		159,937	(a)

See Notes to Financial Statements.

6	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Western Asset Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	113,453		$105,227	(a)(f)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	75,093	EUR	88,025	(a)(e)(f)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	90,000		93,375
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	128,000		137,280
Ecopetrol SA, Senior Notes	7.625%	7/23/19	220,000		263,450
El Paso Corp., Senior Notes	8.250%	2/15/16	95,000		104,025
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	205,000		198,874	(d)
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	10,000		5,900	(a)(b)
Infinis PLC, Senior Notes	9.125%	12/15/14	109,000	GBP	173,437	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	160,000		170,000
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	220,000		242,000	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	120,000		127,200	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	130,000		136,337	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	80,000		86,000
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	170,000		174,675	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	60,000		60,450	(a)
OPTI Canada Inc., Senior Secured Notes	9.750%	8/15/13	160,000		158,800	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	65,000		50,375
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	130,000		133,575
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	50,000		51,937	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	10,000		10,388	(a)
Peabody Energy Corp., Senior Notes	7.375%	11/1/16	110,000		120,450
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	50,000		51,688
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Senior Notes	8.250%	4/15/18	70,000		71,050
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	105,000		116,372
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	20,000		20,850
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	120,000		144,600	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	150,000		128,250	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	70,000		77,000
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	165,000		173,250
Quicksilver Resources Inc., Senior Notes	8.250%	8/1/15	30,000		30,750
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	330,000		381,150
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	20,000		21,550
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	20,000		21,500
SandRidge Energy Inc., Senior Notes	8.750%	1/15/20	65,000		62,075	(a)
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	215,000		206,669	(f)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	80,000		78,800
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	25,000		22,875
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	130,000		144,950	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	110,000		122,375	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	100,000		113,070	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	10,000		10,400
Total Oil, Gas & Consumable Fuels					6,084,341
Total Energy					6,795,850

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	7

Western Asset Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Financials — 11.8%
Capital Markets — 0.5%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	125,000		$26,875	(b)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	280,000		280,700	(a)
Total Capital Markets					307,575
Commercial Banks — 3.1%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	190,000		166,459
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	33,165		32,046
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	125,276		119,639
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	687,387		649,795
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	100,000		104,875	(a)(d)(g)
Deutsche Postbank Funding Trust IV, Subordinated Notes	5.983%	6/29/17	250,000	EUR	235,233	(d)(g)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	130,000		129,125	(a)(d)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	130,000		131,300
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	100,000		103,219
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	100,000		107,500	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	10,000		10,737	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	130,000		148,525	(a)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	70,000		82,765	(d)(g)
Total Commercial Banks					2,021,218
Consumer Finance — 3.2%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	360,000		358,200	(a)
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	590,000		609,889
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	175,000		207,009
GMAC Inc., Senior Notes	8.000%	3/15/20	110,000		113,025	(a)
GMAC Inc., Subordinated Notes	8.000%	12/31/18	13,000		12,659
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	160,000	EUR	200,225
GMAC LLC, Debentures	0.000%	6/15/15	60,000		40,050
GMAC LLC, Senior Bonds	0.000%	12/1/12	120,000		102,554
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	60,000		55,126
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	260,000		227,861
SLM Corp., Senior Notes	4.750%	3/17/14	100,000	EUR	114,718
Total Consumer Finance					2,041,316
Diversified Financial Services — 4.6%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	140,000		140,700
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	121,629		120,413	(a)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	20,000		20,430	(d)(g)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	70,000		72,800	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	100,000		108,625
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	50,000		52,250
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	130,000		135,200	(a)
Fresenius U.S. Finance II Inc., Senior Notes	8.750%	7/15/15	17,000	EUR	25,313	(a)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	50,000		56,250	(a)
General Electric Capital Corp., Subordinated Bonds	4.625%	9/15/66	119,000	EUR	119,888	(a)(d)
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	121,000	EUR	129,953	(a)(d)
Hollandwide Parent BV, Subordinated Bonds	0.000%	8/1/14	73,000	EUR	694	(a)

See Notes to Financial Statements.

8	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Western Asset Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
ING Groep NV, Subordinated Bonds	5.140%	3/17/16	220,000	GBP	$256,427	(d)(g)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	80,000		83,200	(a)(e)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	250,000		242,813
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	140,000		132,125
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	20,000		20,225	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	540,000		546,750
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	40,000		41,100	(a)
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	50,000	EUR	69,540	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	145,000		156,056	(a)
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	130,000		134,225
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	60,000		60,600	(a)
MMG Fiduciary & Trust Corp.	6.750%	2/1/16	100,000		92,893	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	100,000		113,070	(a)
Total Diversified Financial Services					2,931,540
Insurance — 0.2%
American International Group Inc., Senior Notes	8.250%	8/15/18	110,000		119,350
Real Estate Management & Development — 0.2%
Castle HoldCo 4 Ltd., Senior Secured Notes	10.000%	5/8/18	80,000	GBP	121,772	(a)
Korreden SA, Bonds	11.000%	8/1/14	26,667	EUR	10,983	(a)(f)
Total Real Estate Management & Development					132,755
Total Financials					7,553,754
Health Care — 5.1%
Health Care Equipment & Supplies — 0.5%
Biomet Inc., Senior Notes	10.000%	10/15/17	90,000		98,100
Biomet Inc., Senior Notes	11.625%	10/15/17	60,000		66,300
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	145,000		158,412	(f)
Total Health Care Equipment & Supplies					322,812
Health Care Providers & Services — 3.8%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	90,000		90,450	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	320,000		301,200
HCA Inc., Senior Notes	6.300%	10/1/12	385,000		393,663
HCA Inc., Senior Secured Notes	9.625%	11/15/16	250,000		269,063	(f)
inVentiv Health Inc., Senior Notes	10.000%	8/15/18	50,000		49,000	(a)
Omnicare Inc., Senior Subordinated Notes	7.750%	6/1/20	60,000		60,300
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	425,000		461,656	(e)
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	170,000		145,775	(d)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	491,000		460,312	(d)(f)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	20,000		20,800
US Oncology Inc., Senior Subordinated Notes	10.750%	8/15/14	30,000		31,125
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	145,000		143,006
Total Health Care Providers & Services					2,426,350
Health Care Technology — 0.3%
Multiplan Inc., Senior Notes	9.875%	9/1/18	150,000		151,125	(a)
Life Sciences Tools & Services — 0.5%
Millipore Corp.	5.875%	6/30/16	230,000	EUR	326,444	(a)
Total Health Care					3,226,731

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	9

Western Asset Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 8.3%
Aerospace & Defense — 1.0%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	170,000	$178,075	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	90,000	93,375
Triumph Group Inc., Senior Notes	8.625%	7/15/18	140,000	149,100	(a)
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	185,000	182,687	(a)
Total Aerospace & Defense				603,237
Air Freight & Logistics — 0.4%
TGI International Ltd., Senior Notes	9.500%	10/3/17	200,000	226,000	(a)
Airlines — 2.1%
Air Canada, Senior Secured Notes	9.250%	8/1/15	70,000	68,950	(a)
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	120,000	126,000
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	150,462	148,582
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	220,000	218,900	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	200,000	202,500	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	150,000	153,750
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	23,095	23,534
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	57,014	59,865
Delta Air Lines Inc., Secured Notes	8.021%	8/10/22	56,995	55,798
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	65,000	70,037	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	200,000	213,500	(a)
Total Airlines				1,341,416
Building Products — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	156,000	83,850	(a)(c)
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	130,000	143,650	(a)
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	120,000	132,600	(a)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	100,000	105,625	(a)
Total Building Products				465,725
Commercial Services & Supplies — 0.9%
AAC Group Holding Corp., Senior Discount Notes	10.250%	10/1/12	150,000	147,750	(a)
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	90,000	99,450
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	50,000	48,063	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	60,000	62,250	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	150,000	155,250	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	80,000	87,600	(a)
Total Commercial Services & Supplies				600,363
Construction & Engineering — 0.3%
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	200,000	214,000	(a)
Electrical Equipment — 0.2%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	150,000	123,000	(a)
Industrial Conglomerates — 0.2%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	100,000	107,000
Machinery — 0.1%
Mueller Water Products Inc., Senior Notes	8.750%	9/1/20	70,000	70,700	(a)
Marine — 0.3%
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	200,000	176,000	(a)

See Notes to Financial Statements.

10	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Western Asset Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Road & Rail — 1.2%
Kansas City Southern de Mexico, Senior Notes	7.375%	6/1/14	100,000		$103,250
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	91,000		109,541
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	275,000		293,562	(a)
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	5,000		5,363
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	256,000		279,040
Total Road & Rail					790,756
Trading Companies & Distributors — 0.7%
Ashtead Capital Inc., Notes	9.000%	8/15/16	160,000		163,000	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	260,000		256,100
Total Trading Companies & Distributors					419,100
Transportation — 0.2%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	140,000		137,550	(a)
Total Industrials					5,274,847
Information Technology — 2.0%
Electronic Equipment, Instruments & Components — 0.5%
NXP BV / NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	300,000		310,500	(a)
IT Services — 0.8%
Ceridian Corp., Senior Notes	12.250%	11/15/15	106,500		97,448	(f)
Fidelity National Information Services Inc., Senior Notes	7.625%	7/15/17	40,000		41,900	(a)
Fidelity National Information Services Inc., Senior Notes	7.875%	7/15/20	60,000		63,300	(a)
First Data Corp., Senior Notes	10.550%	9/24/15	315,825		239,237	(f)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	80,000		77,200	(a)
Total IT Services					519,085
Semiconductors & Semiconductor Equipment — 0.6%
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	70,000		70,525	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	140,000		115,500
Freescale Semiconductor Inc., Senior Toggle Notes	9.875%	12/15/14	69,332		64,652	(f)
STATS ChipPAC Ltd., Senior Notes	7.500%	8/12/15	100,000		104,500	(a)(c)
Total Semiconductors & Semiconductor Equipment					355,177
Software — 0.1%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	95,000		97,969	(a)
Total Information Technology					1,282,731
Materials — 12.4%
Chemicals — 2.0%
Ashland Inc., Senior Notes	9.125%	6/1/17	330,000		378,675
CF Industries Inc., Senior Notes	6.875%	5/1/18	20,000		21,100
CF Industries Inc., Senior Notes	7.125%	5/1/20	70,000		75,250
Cognis Deutschland GmbH & Co. KG, Senior Notes	9.500%	5/15/14	120,000	EUR	159,674	(a)
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	135,000		140,569	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	100,000		101,625	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	134,000	EUR	172,997	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	95,000		102,125
Solutia Inc., Senior Notes	7.875%	3/15/20	90,000		94,500
Total Chemicals					1,246,515
Construction Materials — 0.2%
HeidelbergCement AG, Senior Notes	8.500%	10/31/19	120,000	EUR	157,392

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	11

Western Asset Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Containers & Packaging — 2.7%
Ardagh Glass Group PLC, Senior Toggle Notes	10.750%	3/1/15	181,425	EUR	$238,533	(f)
Ball Corp., Senior Notes	6.625%	3/15/18	30,000		30,900
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	260,000		240,500	(a)
Clondalkin Industries BV	8.000%	3/15/14	50,000	EUR	58,293	(a)
Clondalkin Industries BV, Senior Secured Notes	8.000%	3/15/14	210,000	EUR	244,833	(a)
Graham Packaging Co. L.P., Senior Subordinated Notes	9.875%	10/15/14	30,000		30,675
Impress Holdings BV, Senior Subordinated Notes	9.250%	9/15/14	50,000	EUR	66,531	(a)
Nordenia Holdings GMBH, Senior Secured Bonds	9.750%	7/15/17	161,000	EUR	212,571	(a)
Radnor Holdings Inc., Senior Notes	11.000%	12/31/49	275,000		0	*(b)(c)(e)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	130,000	EUR	158,565	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	245,000		248,981
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	200,000		203,500	(a)(c)
Total Containers & Packaging					1,733,882
Metals & Mining — 4.4%
CII Carbon LLC	11.125%	11/15/15	350,000		359,625	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	100,000		104,750	(a)
Evraz Group SA, Notes	8.875%	4/24/13	360,000		376,650	(a)
FMG Finance Pty Ltd., Senior Secured Bonds	9.750%	9/1/13	60,000	EUR	81,928	(a)
New World Resources NV, Senior Secured Bonds	7.875%	5/1/18	65,000	EUR	84,019	(a)
Pipe Holding PLC, Secured Notes	7.750%	11/1/11	270,000	GBP	415,121	(a)
Prime Dig Pte Ltd., Notes	11.750%	11/3/14	250,000		262,500	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	85,000		116,340
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	310,000		144,150	(a)
Steel Dynamics Inc., Senior Notes	6.750%	4/1/15	155,000		159,262
Vale Overseas Ltd., Notes	6.875%	11/21/36	330,000		376,581
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	310,000		325,500	(a)
Total Metals & Mining					2,806,426
Paper & Forest Products — 3.1%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	147,000		110,250	(a)
Clearwater Paper Corp., Senior Notes	10.625%	6/15/16	160,000		180,800
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	150,000		165,000	(a)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	225,000		183,937
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	164,000	EUR	236,146	(a)
Sino-Forest Corp., Senior Bonds	10.250%	7/28/14	100,000		113,250	(a)
Sino-Forest Corp., Senior Bonds	10.250%	7/28/14	100,000		113,250	(a)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	300,000		275,625
Smurfit Kappa Acquisitions, Senior Secured Notes	7.750%	11/15/19	134,000	EUR	175,755	(a)
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	375,000		397,500
Verso Paper Holdings LLC, Senior Secured Notes	9.125%	8/1/14	50,000		48,375
Total Paper & Forest Products					1,999,888
Total Materials					7,944,103
Telecommunication Services — 8.3%
Diversified Telecommunication Services — 5.7%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	200,000		180,500	(a)
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	140,000		126,700	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	34,000		30,940	(a)

See Notes to Financial Statements.

12	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Western Asset Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Telecommunication Services — continued
BCM Ireland Preferred Equity Ltd., Senior Notes	7.899%	2/15/17	148,320	EUR	$27,493	(a)(d)(f)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	140,000		104,300
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	90,000		9	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	220,000		226,600	(a)
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	130,000		139,263
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	900,000		974,250
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	100,000		86,750
Nordic Telephone Co. Holdings, Senior Notes	8.250%	5/1/16	220,000	EUR	294,826	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	240,000		250,800
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	104,000		111,540	(a)
Unitymedia GmbH, Senior Subordinated Notes	9.625%	12/1/19	140,000	EUR	186,729	(a)
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	220,000		226,725
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes	8.375%	4/30/13	240,000		256,824	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	367,864		382,579	(a)(f)
Total Diversified Telecommunication Services					3,606,828
Wireless Telecommunication Services — 2.6%
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	135,000		140,063
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	460,000		386,400
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	650,000		629,687
True Move Co., Ltd.	10.750%	12/16/13	150,000		159,188	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	350,000		371,437	(a)
Total Wireless Telecommunication Services					1,686,775
Total Telecommunication Services					5,293,603
Utilities — 3.9%
Electric Utilities — 0.4%
EEB International Ltd., Senior Bonds	8.750%	10/31/14	200,000		218,250	(a)
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	50,000		32,125
Total Electric Utilities					250,375
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	110,000		115,225
Xinao Gas Holdings Ltd., Senior Bonds	7.375%	8/5/12	100,000		103,510
Total Gas Utilities					218,735
Independent Power Producers & Energy Traders — 3.2%
AES Corp., Senior Notes	8.000%	10/15/17	70,000		74,025
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	160,000		161,200	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	120,000		126,967	(a)
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	30,000		18,000
Energy Future Holdings Corp., Senior Notes	12.000%	11/1/17	158,601		76,921	(f)
Energy Future Intermediate Holding Co. LLC / EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	453,793		438,356
Foresight Energy LLC / Foresight Energy Corp., Senior Notes	9.625%	8/15/17	350,000		349,125	(a)
Listrindo Capital BV, Senior Notes	9.250%	1/29/15	200,000		220,947	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	200,000		180,250
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	87,687		95,578
NRG Energy Inc., Senior Notes	7.375%	2/1/16	20,000		20,200

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	13

Western Asset Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Independent Power Producers & Energy Traders — continued
NRG Energy Inc., Senior Notes	7.375%	1/15/17	120,000	$121,200
NRG Energy Inc., Senior Notes	8.500%	6/15/19	150,000	154,875
Total Independent Power Producers & Energy Traders				2,037,644
Total Utilities				2,506,754
Total Corporate Bonds & Notes (Cost — $52,731,873)				53,450,424
Asset-backed Securities — 0.1%
Financials — 0.1%
Diversified Financial Services — 0.1%
Business Loan Express, 2003-AA A (Cost — $119,586)	1.226%	5/15/29	137,650	96,161	(a)(d)
Collateralized Senior Loans — 2.6%
Consumer Discretionary — 0.3%
Auto Components — 0.3%
Allison Transmission Inc., Term Loan B	3.040%	8/7/14	214,125	197,970	(h)
Energy — 0.4%
Energy Equipment & Services — 0.2%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	183,061	151,025	(c)(h)
Oil, Gas & Consumable Fuels — 0.2%
Ashmore Energy International, Synthetic Revolving Credit Facility	3.433%	3/30/12	13,923	12,992	(h)
Ashmore Energy International, Term Loan	3.533%	3/30/14	92,457	86,274	(h)
Total Oil, Gas & Consumable Fuels				99,266
Total Energy				250,291
Health Care — 1.0%
Health Care Providers & Services — 1.0%
IASIS Healthcare LLC, Term Loan	5.725%	6/13/14	643,301	612,342	(h)
Industrials — 0.3%
Aerospace & Defense — 0.3%
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.633%	3/26/14	14,000	11,220	(h)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.260 - 2.533%	3/26/14	234,786	188,155	(h)
Total Industrials				199,375
Telecommunication Services — 0.4%
Wireless Telecommunication Services — 0.4%
Vodafone Group PLC	6.875%	8/11/15	260,000	258,271	(e)(h)
Utilities — 0.2%
Independent Power Producers & Energy Traders — 0.2%
Energy Future Holdings, Term Loan B3	3.795 - 4.033%	10/10/14	179,079	135,697	(h)
Total Collateralized Senior Loans (Cost — $1,743,625)				1,653,946
Convertible Bonds & Notes — 0.5%
Industrials — 0.5%
Marine — 0.5%
Horizon Lines Inc., Senior Notes (Cost — $336,427)	4.250%	8/15/12	385,000	325,325
Sovereign Bonds — 6.8%
Argentina — 0.6%
Republic of Argentina, Senior Bonds	7.000%	9/12/13	284,000	268,877
Republic of Argentina, Senior Bonds	7.000%	10/3/15	43,000	36,156
Republic of Argentina, Senior Notes	8.750%	6/2/17	51,000	46,231
Total Argentina				351,264

See Notes to Financial Statements.

14	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Western Asset Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — 0.8%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	612,000	BRL	$342,307
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	38,000	BRL	20,703
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	110,000	BRL	58,620
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	100,000		107,750
Total Brazil					529,380
Colombia — 0.4%
Republic of Colombia, Senior Notes	7.375%	3/18/19	200,000		249,500
Indonesia — 0.9%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	210,000		251,475	(a)
Republic of Indonesia, Senior Bonds	10.250%	7/15/22	924,000,000	IDR	117,611
Republic of Indonesia, Senior Bonds	11.000%	9/15/25	280,000,000	IDR	37,433
Republic of Indonesia, Senior Bonds	10.250%	7/15/27	614,000,000	IDR	75,192
Republic of Indonesia, Senior Bonds	9.750%	5/15/37	699,000,000	IDR	80,904
Total Indonesia					562,615
Russia — 1.3%
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	140,000		150,150	(a)
RSHB Capital, Loan Participation Notes, Senior Notes	6.299%	5/15/17	100,000		104,500	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	100,000		114,250	(a)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	386,400		459,855	(a)
Total Russia					828,755
Turkey — 0.7%
Republic of Turkey, Senior Notes	7.500%	7/14/17	200,000		237,000
Republic of Turkey, Senior Notes	7.000%	3/11/19	200,000		231,500
Total Turkey					468,500
Venezuela — 2.1%
Bolivarian Republic of Venezuela	5.750%	2/26/16	1,849,000		1,248,075	(a)
Bolivarian Republic of Venezuela, Collective Action Securities	1.513%	4/20/11	86,000		82,237	(a)(d)
Total Venezuela					1,330,312
Total Sovereign Bonds (Cost — $4,107,145)					4,320,326

			Shares
Common Stocks — 0.9%
Consumer Discretionary — 0.7%
Media — 0.7%
Charter Communications Inc.			11,222		384,353	*(e)
Charter Communications Inc., Class A Shares			1,631		55,862	*
Total Consumer Discretionary					440,215
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp., Class A Shares			1,294		25,875	*
Financials — 0.0%
Real Estate Management & Development — 0.0%
Ashton Woods Class B Membership			0.048		21,603	(c)(e)
Industrials — 0.0%
Building Products — 0.0%
Nortek Inc.			266		11,052	*

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	15

Western Asset Global High Yield Bond Portfolio

Security	Rate		Shares	Value
Materials — 0.1%
Chemicals — 0.1%
Georgia Gulf Corp.			3,751	$48,763	*
Total Common Stocks (Cost — $441,330)				547,508
Convertible Preferred Stocks — 0.6%
Financials — 0.6%
Diversified Financial Services — 0.6%
Bank of America Corp.	7.250%		220	209,000
Citigroup Inc.	7.500%		1,426	163,206
Total Convertible Preferred Stocks (Cost — $363,074)				372,206
Preferred Stocks — 1.2%
Consumer Discretionary — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp.	0.000%		1,865	0	*(a)(c)(e)
Financials — 1.2%
Commercial Banks — 0.1%
Banesto Holdings Ltd.	10.500%		3,000	78,188	(a)
Diversified Financial Services — 1.1%
Citigroup Capital XII	8.500%		27,350	715,749
Total Financials				793,937
Total Preferred Stocks (Cost — $760,028)				793,937

		Expiration Date	Warrants
Warrants — 0.0%
Buffets Restaurant Holdings		4/28/14	194	2	*(c)(e)
Charter Communications Inc.		11/30/14	353	1,941	*
CNB Capital Trust		3/23/19	2,132	0	*(a)(c)(e)
Nortek Inc.		12/7/14	253	2,408	*
SemGroup Corp.		11/30/14	1,362	5,788	*
Turbo Beta Ltd.		11/1/14	1	0	*(c)(e)
Total Warrants (Cost — $3,996)				10,139
Total Investments Before Short-Term Investments (Cost —$60,607,084)				61,569,972

		Maturity Date	Face Amount†
Short-Term Investments — 1.0%
Repurchase Agreements — 1.0%
Morgan Stanley Inc., tri-party repurchase agreement dated 8/31/10; Proceeds at maturity — $639,004; (Fully collateralized by U.S. government agency obligations, 5.125% due 1/2/14; Market value — $652,681) (Cost — $639,000)	0.230%	9/1/10	639,000	639,000
Total Investments — 97.4% (Cost — $61,246,084#)				62,208,972
Other Assets in Excess of Liabilities — 2.6%				1,647,418
Total Net Assets — 100.0%				$63,856,390

See Notes to Financial Statements.

16	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Western Asset Global High Yield Bond Portfolio

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of August 31, 2010.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2010.

(e)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
OJSC	— Open Joint Stock Company

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

August 31, 2010

Assets:
Investments, at value (Cost — $61,246,084)	$62,208,972
Foreign currency, at value (Cost — $88,333)	87,192
Cash	443
Interest receivable	1,218,827
Unrealized appreciation on forward currency contracts	316,894
Receivable for securities sold	250,578
Receivable for Fund shares sold	19,356
Prepaid expenses	13,365
Total Assets	64,115,627

Liabilities:
Payable for securities purchased	133,053
Investment management fee payable	22,402
Payable for Fund shares repurchased	9,153
Unrealized depreciation on forward currency contracts	4,245
Trustees’ fees payable	6
Accrued foreign capital gains tax	1,884
Accrued expenses	88,494
Total Liabilities	259,237
Total Net Assets	$63,856,390

Net Assets:
Par value (Note 5)	$114
Paid-in capital in excess of par value	73,406,581
Undistributed net investment income	2,159,886
Accumulated net realized loss on investments and foreign currency transactions	(12,980,815)
Net unrealized appreciation on investments and foreign currencies	1,270,624
Total Net Assets	$63,856,390

Shares Outstanding	11,438,766

Net Asset Value	$5.58

See Notes to Financial Statements.

18	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2010

Investment Income:
Interest	$2,720,300
Dividends	37,516
Less: Foreign taxes withheld	(2,783)
Total Investment Income	2,755,033

Expenses:
Investment management fee (Note 2)	160,484
Shareholder reports	35,213
Audit and tax	25,594
Registration fees	14,021
Transfer agent fees	6,096
Custody fees	4,541
Legal fees	4,275
Insurance	1,272
Trustees’ fees	450
Miscellaneous expenses	958
Total Expenses	252,904
Less: Fee waivers and/or expense reimbursements (Note 2)	(48,654)
Net Expenses	204,250
Net Investment Income	2,550,783

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	856,781
Foreign currency transactions	218,449
Net Realized Gain	1,075,230
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(137,431)
Foreign currencies	200,973
Change in Net Unrealized Appreciation (Depreciation)	63,542
Net Gain on Investments and Foreign Currency Transactions	1,138,772
Increase in Net Assets from Operations	$3,689,555

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended August 31, 2010 (unaudited) and the Year Ended February 28, 2010	August 31	February 28

Operations:
Net investment income	$2,550,783	$5,105,707
Net realized gain (loss)	1,075,230	(4,045,882)
Change in net unrealized appreciation (depreciation)	63,542	17,456,421
Increase in Net Assets From Operations	3,689,555	18,516,246

Distributions to Shareholders From (Note 1):
Net investment income	(1,400,008)	(4,605,530)
Decrease in Net Assets From Distributions to Shareholders	(1,400,008)	(4,605,530)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	20,094,027	47,545,777
Reinvestment of distributions	1,262,416	3,912,822
Cost of shares repurchased	(15,866,574)	(37,357,007)
Increase in Net Assets From Fund Share Transactions	5,489,869	14,101,592
Increase in Net Assets	7,779,416	28,012,308

Net Assets:
Beginning of period	56,076,974	28,064,666
End of period*	$63,856,390	$56,076,974
* Includes undistributed net investment income of:	$2,159,886	$1,009,111

See Notes to Financial Statements.

20	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1,2]	2010[3]	2010	2009	2008[4]	2007[5]	2006[5]

Net asset value, beginning of period	$5.37	$3.72	$6.07	$7.13	$6.97	$7.18

Income (loss) from operations:
Net investment income	0.24	0.53	0.58	0.57	0.50	0.51
Net realized and unrealized gain (loss)	0.10	1.55	(2.17)	(1.07)	0.25	(0.26)
Total income (loss) from operations	0.34	2.08	(1.59)	(0.50)	0.75	0.25

Less distributions from:
Net investment income	(0.13)	(0.43)	(0.76)	(0.56)	(0.59)	(0.46)
Total distributions	(0.13)	(0.43)	(0.76)	(0.56)	(0.59)	(0.46)

Net asset value, end of period	$5.58	$5.37	$3.72	$6.07	$7.13	$6.97
Total return[6]	6.52%	56.52%	(25.73)%	(7.42)%	11.11%	3.68%

Net assets, end of period (000s)	$63,856	$56,077	$28,065	$45,774	$46,016	$195,384

Ratios to average net assets:
Gross expenses	0.87%[7]	0.91%	0.97%	1.09%	0.77%[8]	0.72%
Net expenses[9,10,11]	0.70 [7]	0.70	0.70	0.70	0.62 [8]	0.55
Net investment income	8.74 [7]	10.67	10.85	8.40	7.09	7.15

Portfolio turnover rate	42%	91%	72%	72%	126%	28%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Effective June 11, 2008, existing shares of the Fund were redesignated as Class I shares.

[3]	For the six months ended August 31, 2010 (unaudited).

[4]	For the year ended February 29, 2008.

[5]	For a share of capital stock outstanding prior to April 16, 2007.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75 % and 0.61%, respectively.

[9]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70% until December 31, 2011. Prior to October 2, 2006, the expense limitation was 0.55%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes	—	$53,361,624	$88,800		$53,450,424
Asset-backed securities	—	96,161	—		96,161
Collateralized senior loans	—	1,395,675	258,271		1,653,946
Convertible bonds & notes	—	325,325	—		325,325
Sovereign bonds	—	4,320,326	—		4,320,326
Common stocks	$141,552	384,354	21,602		547,508
Convertible preferred stocks	372,206	—	—		372,206
Preferred stocks	715,749	78,188	0	*	793,937
Warrants	1,941	8,196	2		10,139
Total long-term investments	$1,231,448	$59,969,849	$368,675		$61,569,972
Short-term investments†	—	639,000	—		639,000
Total investments	$1,231,448	$60,608,849	$368,675		$62,208,972
Other financial instruments:
Forward foreign currency contracts	—	312,649	—		312,649
Total	$1,231,448	$60,921,498	$368,675		$62,521,621

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Collateralized Senior Loans	Common Stocks	Preferred Stocks		Warrants	Total
Balance as of February 28, 2010	$12,804	—	—	—		$3,236	$16,040
Accrued premiums/discounts	56	$11	—	—		—	67
Realized gain (loss)	—	—	—	—		—	—
Change in unrealized appreciation (depreciation)[1]	2,017	(11)	$21,602	—		(826)	22,782
Net purchases (sales)	80,000	258,271	—	—		—	338,271
Transfers in to Level 3	5,600	—	—	$0	*	—	5,600
Transfers out of Level 3	(11,677)	—	—	—		(2,408)	(14,085)
Balance as of August 31, 2010	$88,800	$258,271	$21,602	$0	*	$2	$368,675
Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2010[1]	$3,144	$(11)	$21,602	—		$(2)	$24,733

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

*	Value is less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	23

seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility

24	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of August 31, 2010, there were $1,884 of capital gains tax liabilities accrued on unrealized gains.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	25

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. Western Asset Limited and Western Singapore provide certain advisory services to the Fund relating to currency transactions and investment in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on the assets managed by Western Asset Limited and Western Singapore.

As a result of an expense limitation agreement between the Fund and LMPFA, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70%. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

During the six months ended August 31, 2010, fees waived and/or expenses reimbursed amounted to $48,654.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$30,213,122
Sales	23,261,575

At August 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,920,316
Gross unrealized depreciation	(2,957,428)
Net unrealized appreciation	$962,888

26	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At August 31, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Colombian Peso	Citibank, N.A.	108,412,500	$59,338	10/15/10	$339
Euro	BNP Paribas S.A.	65,100	82,487	11/24/10	(3,513)
Euro	UBS AG	211,213	267,626	11/24/10	(286)
					(3,460)
Contracts to Sell:
Colombian Peso	Citibank, N.A.	108,412,500	$59,338	10/15/10	$691
British Pound	JPMorgan Chase & Co.	80,000	122,625	11/24/10	1,078
British Pound	JPMorgan Chase & Co.	364,772	559,128	11/24/10	19,641
British Pound	UBS AG	95,000	145,617	11/24/10	1,970
British Pound	UBS AG	259,235	397,359	11/24/10	15,455
Euro	BNP Paribas S.A.	202,598	256,710	11/24/10	(446)
Euro	JPMorgan Chase & Co.	2,033,841	2,577,063	11/24/10	106,610
Euro	UBS AG	152,161	192,801	11/24/10	7,457
Euro	UBS AG	2,873,115	3,640,500	11/24/10	163,653
					316,109
Net unrealized gain on open forward foreign currency contracts					$312,649

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2010.

ASSET DERIVATIVES[1]
Foreign Exchange Contracts Risk
Forward foreign currency contracts	$316,894

LIABILITY DERIVATIVES[1]
Foreign Exchange Contracts Risk
Forward foreign currency contracts	$4,245

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2010. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Contracts Risk
Forward foreign currency contracts	$234,677

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Contracts Risk
Forward foreign currency contracts	$195,791

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	27

During the six months ended August 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$379,983
Forward foreign currency contracts (to sell)	7,093,416

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Shares of beneficial interest

At August 31, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2010	Year Ended February 28, 2010

Class I
Shares sold	3,639,161	9,631,696
Shares issued on reinvestment	234,214	761,714
Shares repurchased	(2,882,703)	(7,486,445)
Net increase	990,672	2,906,965

6. Capital loss carryforward

As of February 28, 2010, the Fund had a net capital loss carryforward of approximately $11,993,756, of which $3,036,676 expires in 2011, $3,514,050 expires in 2017, and $5,443,030 expires in 2018. These amounts will be available to offset any future taxable capital gains.

7. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing

28	Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

8. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006.

Western Asset Global High Yield Bond Portfolio 2010 Semi-Annual Report	29

Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

Western Asset

Global High Yield Bond Portfolio

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP 345 Park Avenue New York, NY 10154

Western Asset Global High Yield Bond Portfolio

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Global High Yield Bond Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked 11th-largest money manager in the world, according to Pensions & Investments, June 28, 2010, based on 12/31/09 worldwide assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX010338 10/10 SR10-1196

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken) Chief Executive Officer of
Legg Mason Partners Income Trust

Date: October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: October 26, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: October 26, 2010